Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     July 30, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    68

Form13F Information Table Value Total:     $    112,051(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD ALL WORLD INDX        COM              922042775      871    22700 SH       Sole                                      22700
ALCOA INC.                     COM              013817101      556    55300 SH       Sole                                      55300
AMER EXPRESS                   COM              025816109     4260   107300 SH       Sole                                     107300
AT & T CORP                    COM              00206R102     1372    56700 SH       Sole                                      56700
BANKAMERICA                    COM              060505104     4341   302100 SH       Sole                                     302100
COCA COLA                      COM              191216100     1817    36250 SH       Sole                                      36250
CRANE CO                       COM              224399105      520    17200 SH       Sole                                      17200
EXXON MOBIL CORP               COM              30231G102     3518    61650 SH       Sole                                      61650
GENERAL ELECTRIC               COM              369604103     5313   368450 SH       Sole                                     368450
GOLDMAN SACHS                  COM              38141G104      866     6600 SH       Sole                                       6600
HEWLETT PACKARD                COM              428236103     1145    26450 SH       Sole                                      26450
HOME DEPOT                     COM              437076102     1895    67500 SH       Sole                                      67500
ILLINOIS TOOLS WORKS           COM              452308109     1032    25000 SH       Sole                                      25000
INTEL                          COM              458140100     1867    96000 SH       Sole                                      96000
JOHNSON & JOHNSON              COM              478160104     2061    34900 SH       Sole                                      34900
JOHNSON CONTROLS INC           COM              478366107      660    24550 SH       Sole                                      24550
KELLOGG                        COM              487836108     1600    31800 SH       Sole                                      31800
KRAFT FOODS                    COM              50075N104     2836   101300 SH       Sole                                     101300
LOWE'S                         COM              548661107     1341    65650 SH       Sole                                      65650
MANPOWER INC                   COM              56418H100     2565    59400 SH       Sole                                      59400
MCDONALDS                      COM              580135101     3254    49400 SH       Sole                                      49400
MERCK                          COM              589331107     2298    65700 SH       Sole                                      65700
MICROSOFT                      COM              594918104     1880    81700 SH       Sole                                      81700
OFFICE DEPOT                   COM              676220106      121    30000 SH       Sole                                      30000
PEPSICO                        COM              713448108     2883    47300 SH       Sole                                      47300
PFIZER                         COM              717081103      505    35425 SH       Sole                                      35425
PROCTER & GAMBLE               COM              742718109     3200    53350 SH       Sole                                      53350
WAL MART STORES                COM              931142103     4009    83400 SH       Sole                                      83400
WALGREEN                       COM              931422109     1594    59700 SH       Sole                                      59700
WASTE MGT                      COM              94106L109     1580    50500 SH       Sole                                      50500
BARCLAYS BK IPATH DOW JONES    COM              06739H321      241     9100 SH       Sole                                       9100
DOW JONES INDEX                COM              252787106     2829    28950 SH       Sole                                      28950
ENERGY INDEX                   COM              81369Y506     1386    27900 SH       Sole                                      27900
FINANCIAL SECTOR SPDR          COM              81369Y605     1007    72900 SH       Sole                                      72900
ISHARES S&P 100 INDEX          COM              464287101     1130    24100 SH       Sole                                      24100
OIL SVC HOLDRS                 COM              678002106      260     2750 SH       Sole                                       2750
QQQQ INDEX                     COM              73935A104      700    16400 SH       Sole                                      16400
S&P 500 INDEX                  COM              78462F103     6569    63637 SH       Sole                                      63637
S&P MIDCAP 400 INDEX           COM              595635103      426     3300 SH       Sole                                       3300
TECHNOLOGY SECTOR INDEX        COM              81369Y803      371    18200 SH       Sole                                      18200
VANGUARD LARGE CAP             COM              922908637      727    15500 SH       Sole                                      15500
VANGUARD MCSI GROWTH           COM              922908736     1800    37000 SH       Sole                                      37000
PROSHARES ULTRASHORT TREASURY  COM              74347R297      355    10000 SH       Sole                                      10000
DB COMMODITY INDX              COM              73935S105      227    10535 SH       Sole                                      10535
ISHARES S&P GSCI COMMODITY     COM              46428R107      834    30000 SH       Sole                                      30000
US NATURAL GAS FD              COM              912318102     1272   164070 SH       Sole                                     164070
GERDAU AMERISTEEL ADR          ADR              37373P105     1937   177750 SH       Sole                                     177750
ARCELORMITTAL ADR              ADR              03938L104      566    21150 SH       Sole                                      21150
NOKIA ADR                      ADR              654902204      143    17500 SH       Sole                                      17500
SANTANDER ADR                  ADR              05964H105     1031    98200 SH       Sole                                      98200
SAP AG ADR                     ADR              803054204      611    13800 SH       Sole                                      13800
TELEF ESPANA ADR               ADR              879382208     3995    71950 SH       Sole                                      71950
TOTAL ADR                      ADR              89151E109      201     4500 SH       Sole                                       4500
UNILEVER NV  ADR               ADR              904784709     1224    44800 SH       Sole                                      44800
VODAFONE GROUP ADR             ADR              92857W209      938    45400 SH       Sole                                      45400
DJ STOXX 50 FUND               COM              78463X103     1317    47050 SH       Sole                                      47050
ISHARES GERMANY INDEX          COM              464286806      239    12800 SH       Sole                                      12800
ISHARES MSCI AUSTRIA INDEX     COM              464286202      507    33200 SH       Sole                                      33200
ISHARES S&P 350 EUROPE         COM              464287861      561    17900 SH       Sole                                      17900
CEMEX ADR                      ADR              151290889     3663   378834 SH       Sole                                     378834
FEMSA ADR                      ADR              344419106      272     6300 SH       Sole                                       6300
GRUMA ADR                      ADR              400131306       88    14600 SH       Sole                                      14600
PETROBRAS ADR                  ADR              71654V408     1634    47600 SH       Sole                                      47600
CHINA MOBILE ADR               ADR              16941M109     4341    87850 SH       Sole                                      87850
HONDA MOTOR ADR                ADR              438128308     2286    79500 SH       Sole                                      79500
TOYOTA ADR                     ADR              892331307     2222    32400 SH       Sole                                      32400
ISHARES HK CHINA 25 INDEX      COM              464287184     1994    50950 SH       Sole                                      50950
ISHARES SINGAPORE INDEX        COM              464286673      390    34655 SH       Sole                                      34655